Payden Emerging Markets Bond Fund | Prospectus-SI Class
PAYDEN EMERGING MARKETS BOND FUND
INVESTMENT OBJECTIVE:
The Fund seeks a high level of total return.
FEES AND EXPENSES:
The following table shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Payden Emerging Markets Bond Fund Prospectus-SI Class SI Class USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Payden Emerging Markets Bond Fund Prospectus-SI Class SI Class
Management Fee	0.45%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	0.75%
Fee Waiver or Expense Reimbursement	0.06%	[1]
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	0.69%
[1]	Payden & Rygel (“Payden”) has contractually agreed to waive its investment advisory fee or reimburse Fund expenses to the extent that the Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement (excluding Acquired Fund Fees and Expenses, interest, taxes and extraordinary expenses) exceed 0.69%. This agreement has a one-year term ending February 28, 2019; it may be renewed and may be amended by approval of a majority of the Fund’s Board of Trustees.

Example of Fund Expenses:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same (taking into account the contractual fee waiver or expense reimbursement for the year). Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Payden Emerging Markets Bond Fund | Prospectus-SI Class | SI Class | USD ($)	70	234	411	925

Portfolio Turnover.
The Fund incurs transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its long-term holdings.
PRINCIPAL INVESTMENT STRATEGIES:
  The Fund invests in a wide variety of debt instruments and income-producing securities. These include (1) debt securities issued or guaranteed by the U.S. Government and foreign governments and their agencies and instrumentalities, political subdivisions of foreign governments (such as provinces and municipalities), and supranational organizations (such as the World Bank); (2) debt securities, loans and commercial paper issued by U.S. and foreign companies; and (3) convertible bonds and preferred stock.
  Under normal market conditions, the Fund invests at least 80% of its total assets in debt securities and similar debt instruments issued by governments, agencies and instrumentalities of emerging market countries (or economically linked with such securities), and other issuers organized, headquartered, or principally located in emerging market countries. Generally, an “emerging market country” is any country which the International Monetary Fund, the World Bank, the International Finance Corporation, the United Nations or another third party organization defines as having an emerging or developing economy.
  The Fund may invest up to 20% of its total assets in other debt securities and similar debt instruments, including those of issuers located in countries with developed securities markets.
  Under normal market conditions, the Fund invests a substantial portion of its total assets in debt securities of issuers whose securities are rated below investment grade (commonly called “junk bonds”). Investment grade debt securities are rated within the four highest grades by at least one of the major rating agencies, such as Standard & Poor’s (at least BBB-), Moody’s (at least Baa3) or Fitch (at least BBB-), or are securities that Payden determines to be of comparable quality.
  The Fund invests a majority of its assets in debt securities payable in U.S. dollars, but will also invest in debt securities payable in foreign currencies.
  Permitted investments also include currencies and derivative instruments (including, but not limited to, spot and currency contracts, futures, options and swaps) used to hedge or gain exposure to the securities markets of emerging market countries or currencies.
  The Fund invests in debt securities of any maturity, and there is no limit on the Fund’s minimum or maximum average portfolio maturity. Maturity is the date when each bond or other debt security pays back its principal.
  The Fund may invest up to 10% of its total assets in equity securities of U.S. or foreign issuers, and may use derivatives to gain exposure to such equity markets.
  To gain exposure to various markets consistent with the investment strategies of the Fund, the Fund may invest in exchange-traded funds (“ETFs”) and other investment companies, including for example, other open-end or closed-end investment companies, and including investment companies for which the Adviser provides investment management services (affiliated funds).

PRINCIPAL INVESTMENT RISKS:
Depending on the circumstances, there is always the risk that you could lose all or a portion of your investment in the Fund. The following risks could also affect the value of your investment in the Fund:
  Interest Rates. Because the Fund invests principally in debt securities, the income on and value of your shares in the Fund will fluctuate along with interest rates. When interest rates rise, the market prices of the debt securities the Fund owns usually decline. When interest rates fall, the prices of these securities usually increase. Generally, the market price of debt securities with longer maturities will fluctuate more in response to changes in interest rates than the market price of shorter-term securities. Interest rates have been historically low, so the Fund faces a heightened risk that interest rates may rise. The negative impact on fixed income securities resulting from such rate increases could be swift and significant. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund.
  Credit Risk. Debt securities are also subject to credit risk. Credit risk is the risk that the issuer of a debt security will be unable to make interest or principal payments on time and the related risk that the value of a debt security may decline because of concerns about the issuer’s ability or willingness to make such payments. A debt security’s credit rating reflects the credit risk associated with the debt obligation. Generally, higher-rated debt securities involve lower credit risk than lower-rated debt securities. Credit risk is often higher for corporate, mortgage-backed, asset-backed and foreign government debt securities than for U.S. Government debt securities.
  Foreign Investments. Investing in foreign securities poses additional risks. The performance of foreign securities can be adversely affected by the different political, regulatory and economic environments in countries where the Fund invests, and fluctuations in foreign currency exchange rates may also adversely affect the value of foreign securities. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support and political or financial instability. Lack of information may also affect the value, volatility and liquidity of these securities.
  Emerging Markets. The risks of foreign investing are heightened for securities of issuers in emerging market countries. Emerging market countries tend to have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. In addition to all of the risks of investing in foreign developed markets, emerging markets are more susceptible to governmental interference, local taxes being imposed on foreign investments, restrictions on gaining access to sales proceeds, and less liquid and efficient trading markets.
  Market Events Risk. In the past decade financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen, or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrading of sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchanges; and public sentiment.
  The U.S. government and the Federal Reserve Board, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. However, these and other types of government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve Board has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates, for example, by charging depositors who keep their cash at a bank, in order to spur economic growth. In addition, Federal Reserve Board action or actions by other U.S. or non-U.S. governmental or central banks, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.
  Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation and, in some instances, contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets and the practical implications for market participants, may not be fully known for some time. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively affected.
  Liquidity Risk. Some investments may be difficult to purchase or sell, particularly during times of market instability. In addition, the Fund may not receive proceeds from the sale of certain securities for an extended period of time, which in some cases could exceed several weeks or longer. The Fund will not receive sales proceeds until settlement occurs, which may constrain the Fund’s ability to meet redemption requests or other obligations. Illiquid assets may also be difficult to value. If the Fund must sell illiquid assets to meet redemption requests or other cash needs, the Fund may be unable to sell such assets at an advantageous time or price or achieve its desired level of exposure to certain market segments. Liquidity risk may result from the lack of an active market, as well as the reduced number and capacity of traditional market participants to make a market in fixed income securities. Liquidity risk is likely to be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds are higher than normal.
  Below Investment Grade Credit. Below investment grade securities (commonly called “junk bonds”) are speculative and involve a greater risk of default and price change due to changes in the issuer’s creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline more significantly in periods of general economic difficulty.
  Derivatives. The use of derivatives can lead to losses due to: (1) adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative; (2) failure of a counterparty; or (3) to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s sensitivity to market events and to the underlying instrument. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. When derivatives are used to gain or limit exposure to a particular market or market segment, their performance may not correlate as expected to the performance of such market thereby causing the Fund to fail to achieve its original purpose for using such derivatives. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events. Derivative instruments may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument. If a derivative’s counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty. The loss on derivative transactions may substantially exceed the initial investment.
  Equity Securities. Investing in equity securities poses certain risks, including a sudden decline in a holding’s share price, or an overall decline in the stock market. The value of the Fund’s investment in any such securities will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to the activities of individual companies whose equity securities the Fund owns. Moreover, purchasing stocks perceived to be undervalued brings additional risks. For example, the issuing company’s condition may worsen instead of improve, or the pace and extent of any improvement may be less than expected.
  Investment Company and Exchange-Traded Fund Risk. Investing in an investment company or ETF presents the risk that the investment company or ETF in which the Fund invests will not achieve its investment objective or execute its investment strategies effectively or that significant purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company’s shares.
  Affiliated Fund Risk. When the Adviser invests Fund assets in an investment company that is also managed by the Adviser, the risk presented is that, due to its own financial interest or other business considerations, the Adviser may have had an incentive to make that investment in lieu of investments by the Fund directly in portfolio securities, or in lieu of investment in investment companies sponsored or managed by others.
  Redemption Risk. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemption risk is greater to the extent that the Fund has investors with large shareholdings, short investment horizons, or unpredictable cash flow needs. In addition, redemption risk is heightened during periods of overall market turmoil. The redemption by one or more large shareholders of their holdings in the Fund could adversely affect the Fund’s performance. If the Fund is forced to liquidate its assets under unfavorable conditions or at inopportune times, the value of the Fund’s shares may decline.
  Management Risk. The investment techniques and analysis used by the Fund’s portfolio managers may not produce the desired results.
  Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data, including private shareholder information, or proprietary information or cause the Fund, the Fund’s portfolio managers or their service providers, including, but not limited to, Fund accountants, custodians, transfer agents and financial intermediaries, to suffer data breaches, data corruption or loss of operational functionality.
Please note that there are other factors that could adversely affect your investment and that could prevent the Fund from achieving its investment objective. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.
PAST FUND PERFORMANCE:
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns over time compare with those of a broad measure of market performance, the J.P. Morgan EMBI Global Diversified Index.

After-tax returns for the Fund are calculated using the highest individual Federal marginal income tax rates for each year and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. They also may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The returns "After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures because they include the effect of a tax benefit an investor may receive from the capital losses that may have been incurred by an investor in connection with the sale of Fund shares.

Updated performance information for the Fund may be found on the Fund's Internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.
Year by Year Total Returns

During the five-year period, the Fund’s best quarter was 2ndQ 2016 (5.55%), and the worst quarter was 2ndQ 2013 (–7.34%).
Average Annual Returns Through 12/31/17
Average Annual Total Returns - Payden Emerging Markets Bond Fund - Prospectus-SI Class	1 Year	5 Year	Since Inception	Inception Date
SI Class	11.99%	3.94%	5.69%	Apr. 09, 2012
SI Class | After Taxes on Distributions	9.34%	1.56%	3.27%	Apr. 09, 2012
SI Class | After Taxes on Distributions and Sale of Fund Shares	6.72%	1.90%	3.26%	Apr. 09, 2012
J.P. Morgan EMBI Global Diversified Index (The returns for the index are before any deduction for taxes, fees or expenses.)	10.26%	4.57%	6.15%	Apr. 09, 2012